UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549
                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2001

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holding
                                             entries.

Institutional Investment Manager Filing this Report:

Name:     Cornerstone Capital Management, Inc.
Address:  150 South 5th Street, Suite 3225
          Minneapolis, MN 55402

Form 13F File No:   28-05923

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Charles C. Betz
Title:         Chief Financial Officer
Phone:         (612) 339-4339
Signature, Place, and Date of Signing:



/s/ Charles C. Betz      Minneapolis, Minnesota   August 2, 2001
-------------------      ----------------------   --------------
     (Signature)              (City/State)            (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None




                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:             68

Form 13F Information Table Value Total:    $81,790,467

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this
report.   None





                      FORM 13F INFORMATION TABLE (6/30/01)


                                                                                      Voting Authority
                        Title              Fair
                          of              Market     Shares     SH   Put Invst Otr
Name of Issuer          Class   CUSIP     Value     /PRN AMT   /PRN /CallDsctn Mgr  Sole   Shd    None
--------------          -----   -----     ------     -------    --- ---- ----  --   ----   --    -----
ADC Telecom              COM  000886101     53,922       8,170  SH       Sole                       8,170
American Express Co.     COM  025816109  1,545,404      39,830  SH       Sole        6,030         33,800
American Int'l Group     COM  026874107  1,301,868      15,138  SH       Sole        2,091         13,047
Amgen, Inc.              COM  031162100  1,207,532      19,900  SH       Sole        2,850         17,050
AOL Time Warner          COM  00184A105  1,532,230      28,910  SH       Sole        4,100         24,810
Applied Materials, Inc.  COM  038222105    118,577       2,415  SH       Sole                       2,415
Applied Micro Circuits   COM  03822W109    717,756      41,730  SH       Sole        5,375         36,355
Bank of New York Co.     COM  064057102  1,748,160      36,420  SH       Sole        5,080         31,340
BEA Systems, Inc.        COM  073325102     62,341       2,030  SH       Sole                       2,030
Best Buy, Inc.           COM  086516101  1,510,506      23,780  SH       Sole        3,275         20,505
Broadcom Corp.           COM  111320107     88,941       2,080  SH       Sole                       2,080
Brocade Comm Sys         COM  111621108  1,331,577      30,270  SH       Sole        3,655         26,615
Calpine Corporation      COM  131347106  1,568,322      41,490  SH       Sole        5,885         35,605
Cardinal Health, Inc.    COM  14149Y108  1,310,655      18,995  SH       Sole        2,640         16,355
Celestica, Inc.          COM  15101Q108  1,310,675      25,450  SH       Sole        3,520         21,930
Check Point Software     COM  010102642     55,627       1,100  SH       Sole                       1,100
Chubb Corporation        COM  171232101  1,280,692      16,540  SH       Sole        2,310         14,230
Ciena Corp.              COM  171779101     62,510       1,645  SH       Sole                       1,645
Cisco Systems, Inc.      COM  17275R102  1,875,601     103,055  SH       Sole       13,905         89,150
Citigroup, Inc.          COM  172967101  1,312,598      24,841  SH       Sole        3,418         21,423
Corning, Inc.            COM  219350105  1,024,490      61,310  SH       Sole        7,650         53,660
CVS Corp.                COM  126650100  1,385,933      35,905  SH       Sole        5,450         30,455
Danaher Corp.            COM  235851102  1,190,840      21,265  SH       Sole        2,930         18,335
El Paso Corp.            COM  28336L109  1,235,741      23,520  SH       Sole        3,290         20,230
EMC Corp.                COM  268648102  1,336,823      46,018  SH       Sole        6,150         39,868
Enron Corp.              COM  293561106  1,285,270      26,230  SH       Sole        3,710         22,520
Extreme Networks, Inc.   COM  30226D106     84,370       2,860  SH       Sole                       2,860
Exxon Mobil Corp.        COM  30231G102  1,302,825      14,915  SH       Sole        2,055         12,860
Fannie Mae               COM  313586109  1,270,438      14,920  SH       Sole        2,000         12,920
Flextronics Intl Ltd.    COM  999000020  1,481,351      56,735  SH       Sole        8,075         48,660
General Electric Co.     COM  369604103  2,009,963      41,230  SH       Sole        6,300         34,930
Goldman Sachs Group      COM  38141G104  1,262,547      14,715  SH       Sole        2,045         12,670
Halliburton Co.          COM  406216101  1,650,060      46,350  SH       Sole        6,770         39,580
Home Depot, Inc.         COM  437076102  1,277,472      27,443  SH       Sole        3,795         23,648
IBM                      COM  459200101  1,449,225      12,825  SH       Sole        1,800         11,025
JDS Uniphase Corp.       COM  46612J101    539,763      43,181  SH       Sole        5,250         37,931
Johnson & Johnson        COM  478160104  1,344,500      26,890  SH       Sole        3,740         23,150
JP Morgan Chase & Co.    COM  46625H100  1,814,016      40,673  SH       Sole        6,180         34,493
Juniper Networks, Inc.   COM  48203R104  1,302,779      41,890  SH       Sole        5,655         36,235
Kimberly-Clark Corp.     COM  494368103  1,656,597      29,635  SH       Sole        4,175         25,460
Marsh & McLennan         COM  571748102  1,234,725      12,225  SH       Sole        1,700         10,525
Medtronic, Inc.          COM  585055106  1,957,956      42,555  SH       Sole        6,000         36,555
Merck & Co., Inc.        COM  589331107  1,572,825      24,610  SH       Sole        3,400         21,210
Merrill Lynch & Co.      COM  590188108  1,600,639      27,015  SH       Sole        3,745         23,270
Nextel Comm., Inc.       COM  65332V103  1,843,275     105,330  SH       Sole       14,050         91,280
Nokia Corp.              COM  654902204  1,125,252      51,055  SH       Sole        6,050         45,005
Nortel Networks Corp.    COM  656568102     35,724       3,930  SH       Sole                       3,930
Oracle Corp.             COM  68389X105  1,398,590      73,610  SH       Sole       10,600         63,010
Pfizer, Inc.             COM  717081103  2,006,105      50,090  SH       Sole        6,300         43,790
Philip Morris Cos, Inc.  COM  718154107    203,000       4,000  SH       Sole                       4,000
PMC Sierra, Inc.         COM  69344F106     65,558       2,110  SH       Sole                       2,110
Procter & Gamble Co.     COM  742718109  1,741,740      27,300  SH       Sole        3,720         23,580
Qualcomm, Inc.           COM  747525103  1,689,487      28,890  SH       Sole        3,820         25,070
Qwest Communications     COM  749121109  1,762,347      55,298  SH       Sole        7,150         48,148
Research in Motion       COM  760975102     46,601       1,445  SH       Sole                       1,445
Safeway, Inc.            COM  786514208  1,726,800      35,975  SH       Sole        5,040         30,935
Siebel Systems, Inc.     COM  826170102  1,441,706      30,740  SH       Sole        3,745         26,995
Sprint PCS Group         COM  852061506  1,900,001      78,675  SH       Sole       10,450         68,225
Sun Microsystems, Inc.   COM  866810104  1,178,528      74,970  SH       Sole        9,595         65,375
Target Corp.             COM  87612E106  1,277,259      36,915  SH       Sole        5,095         31,820
Texaco, Inc.             COM  881694103  1,706,292      25,620  SH       Sole        3,765         21,855
Texas Instruments, Inc.  COM  882508104  1,227,555      38,970  SH       Sole        5,000         33,970
Tyco Int'l Ltd.          COM  902124106  1,347,240      24,720  SH       Sole        3,400         21,320
Veritas Software Corp.   COM  923436109  1,515,886      22,785  SH       Sole        2,925         19,860
Viacom, Inc. Cl B        COM  925524308  1,287,281      24,875  SH       Sole        3,550         21,325
Vitesse Semiconductor    COM  928497106     35,242       1,675  SH       Sole                       1,675
Watson Pharm., Inc.      COM  942683103  1,427,891      23,165  SH       Sole        3,165         20,000
Wells Fargo & Co.        COM  949746101  1,534,465      33,049  SH       Sole        4,760         28,289

GRAND TOTAL                              81,790,467   2,073,896                     278,179      1,795,717

